COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) $ in Millions	1 Months Ended				12 Months Ended
	May 31, 2016 item	Apr. 30, 2016 employee item	Apr. 30, 2014 employee	Feb. 28, 2014 item	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies
Loss contingency, number of operations served with a federal grand jury subpoena | item				1
Loss contingency, number of employees terminated | employee		2	2
Loss contingency, number of employees pleading guilty to charges | employee		1
Number of charges former employee pled guilty | item		4
Number of charges former employee found guilty | item	4
Long-term commitment
Outstanding purchase commitments on capital projects					$ 7.7
Surety Bonds and Letters of Credit
Outstanding letters of credit					26.5	$ 25.5
Remediation reserves
Estimated costs to complete future remediation efforts					3.0	$ 3.6
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding					1.4
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding					7.6
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit					16.7
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit					9.8
Other Long-term Liabilities
Remediation reserves
Approximate identification and removal of contaminants costs					$ 0.2